Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Pay vs Performance Disclosure [Table]
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(4)	Value of Initial Fixed $100 Investment Based on TSR (5)	Net Income
2025	$1,930,038	$2,352,344	$1,007,172	$1,237,640	$112	($18,075,000)
2024	$956,513	$981,389	$892,802	$968,191	$86	$5,425,000
2023	$927,820	$587,316	$539,100	$363,453	$69	$1,873,000
a.	Fiscal Year 2025:

i.	We deducted $1,222,946 reported in the Summary Compensation Table, reflecting the grant date fair value of equity-based awards granted to the PEO in fiscal year 2025;

ii.	we added $1,529,540, reflecting the fair value of such equity-based awards as of the end of fiscal year 2025; and

iii.

we added $115,712, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2024 of equity-based awards granted to the PEO before fiscal year 2025 that vested during fiscal year 2025.

Named Executive Officers, Footnote [Text Block]

The PEO for fiscal year 2025 was James M. Jenkins. The PEO for fiscal years 2024 and 2023 was Charles D. Roberson. The non-PEO NEOs for fiscal years 2025 and 2024 were Roger D. Shannon (our Chief Financial Officer) and Helena An (our Chief Operating Officer). The non-PEO NEOs for fiscal year 2023 were Allen E. Dillard (our former Chief Operating and Financial Officer) and Steven L. Harvey (our former Executive Vice President for Global Sales and Marketing).

Additional 402(v) Disclosure [Text Block]

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Adjustment to Non-PEO NEO Compensation Footnote
a.	Fiscal Year 2025:

i.	We deducted $519,696 reported in the Summary Compensation Table, reflecting the grant date fair value of equity-based awards granted to the non-PEO NEOs in fiscal year 2025;

ii.	we added $652,335, reflecting the fair value of such equity-based awards as of the end of fiscal year 2025;

iii.

we added $84,879, reflecting the change in the fair value during fiscal year 2025 of equity-based awards granted to the non-PEO NEOs before fiscal year 2025 that were outstanding and unvested as of the end of fiscal year 2025; and

iv.

we added $12,950, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2025 of equity-based awards granted to the PEO before fiscal year 2025 that vested during fiscal year 2025.

PEO Total Compensation Amount	$ 1,930,038	$ 956,513	$ 927,820
Peer Group Issuers, Footnote [Text Block]

The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our common stock as of January 31, 2022, and then valued again on each of January 31, 2023, January 31, 2024 and January 31, 2025. Historical stock performance is not necessarily indicative of future stock performance.

PEO Actually Paid Compensation Amount	$ 2,352,344	981,389	587,316
Non-PEO NEO Average Total Compensation Amount	1,007,172	892,802	539,100
Non-PEO NEO Average Compensation Actually Paid Amount	1,237,640	968,191	363,453
Total Shareholder Return Amount	$ 112,000	86,000	69,000
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below.  The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(4)	Value of Initial Fixed $100 Investment Based on TSR (5)	Net Income
2025	$1,930,038	$2,352,344	$1,007,172	$1,237,640	$112	($18,075,000)
2024	$956,513	$981,389	$892,802	$968,191	$86	$5,425,000
2023	$927,820	$587,316	$539,100	$363,453	$69	$1,873,000

(1)

The PEO for fiscal year 2025 was James M. Jenkins. The PEO for fiscal years 2024 and 2023 was Charles D. Roberson. The non-PEO NEOs for fiscal years 2025 and 2024 were Roger D. Shannon (our Chief Financial Officer) and Helena An (our Chief Operating Officer). The non-PEO NEOs for fiscal year 2023 were Allen E. Dillard (our former Chief Operating and Financial Officer) and Steven L. Harvey (our former Executive Vice President for Global Sales and Marketing).

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.

(3)	To calculate the amounts of Compensation Actually Paid to the PEO in fiscal year 2025, the following adjustments were made to the PEO’s Summary Compensation Table Total for each respective year:

a.	Fiscal Year 2025:

i.	We deducted $1,222,946 reported in the Summary Compensation Table, reflecting the grant date fair value of equity-based awards granted to the PEO in fiscal year 2025;

ii.	we added $1,529,540, reflecting the fair value of such equity-based awards as of the end of fiscal year 2025; and

iii.

we added $115,712, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2024 of equity-based awards granted to the PEO before fiscal year 2025 that vested during fiscal year 2025.

(4)

To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO NEOs in each of 2025, 2024 and 2023, the following adjustments were made to the Average Summary Compensation Table Total for Non-PEO NEOs for each respective year:

a.	Fiscal Year 2025:

i.	We deducted $519,696 reported in the Summary Compensation Table, reflecting the grant date fair value of equity-based awards granted to the non-PEO NEOs in fiscal year 2025;

ii.	we added $652,335, reflecting the fair value of such equity-based awards as of the end of fiscal year 2025;

iii.

we added $84,879, reflecting the change in the fair value during fiscal year 2025 of equity-based awards granted to the non-PEO NEOs before fiscal year 2025 that were outstanding and unvested as of the end of fiscal year 2025; and

iv.

we added $12,950, reflecting, as of the applicable vesting date, the change in the fair value during fiscal year 2025 of equity-based awards granted to the PEO before fiscal year 2025 that vested during fiscal year 2025.

(5)

The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our common stock as of January 31, 2022, and then valued again on each of January 31, 2023, January 31, 2024 and January 31, 2025. Historical stock performance is not necessarily indicative of future stock performance.

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Net Income (Loss)	$ (18,075,000)	$ 5,425,000	$ 1,873,000
PEO Name	James M. Jenkins	Charles D. Roberson
Non-PEO Name	Roger D. Shannon		Allen E. Dillard